PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation	$ 3,158	$ 46,521	$ 61,724	$ 62,028
Property and equipment, gross	310,147		310,147	310,147
Depreciation, Depletion and Amortization	2,744	$ 31,014
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 277,886		$ 277,886	$ 277,886